NUVEEN
Money Market
Funds


February 28, 1997


Annual Report


Dependable, tax-free income
to help you keep more of
what you earn.


Reserves
California
Massachusetts                                   [PHOTO OF COUPLE APPEARS HERE]
New York

                                   Contents


                                     2  Dear Shareholder

                                     4  Answering Your Questions

                                     6  Reserves Overview

                                     7  California Overview

                                     8  Massachusetts Overview

                                     9  New York Overview

                                    11  Financial Section

                                    49  Shareholder Meeting Results

                                    50  Shareholder Information

                                    51  Fund Information

Dear Shareholder

It is a pleasure to report to you on the performance of your Nuveen tax-free money market fund for the year ended February 28, 1997. During this 12-month period the funds covered in this report continued to achieve their goal of delivering attractive tax-free income from portfolios of quality municipal bonds. As of the end of February, investors were receiving annual tax-free yields that ranged from 2.79% to 2.87%, equivalent to taxable yields of 4.36% to 4.48% for investors in the 36% federal income tax bracket.

The Nuveen money market funds have done well in generating tax-free income for investors while preserving net asset value stability and investor confidence.

Perhaps even more importantly, your money market fund has continued to deliver safety and liquidity, which is especially comforting during periods of market volatility. When combined with the flexibility of checkwriting, money market funds remain a valuable and convenient investment alternative.

Since our last report, Nuveen has broadened our family of municipal bond funds to better meet your needs for attractive current income free from federal, and in some cases, state taxes. In January we merged our mutual fund family with Flagship Resources, a respected manager of municipal bond mutual funds based in Dayton, Ohio. This merger added 19 mutual funds to the Nuveen family, giving investors an expanded array of investment solutions for their personal portfolios.

[PHOTO OF TIMOTHY R.
  SCHWERTFEGER APPEARS HERE]

Timothy R. Schwertfeger

"Since our last report, Nuveen has broadened our family of municipal bond funds to better meet your needs for attractive current income free from federal, and in some cases, state taxes."



Nuveen also has created new equity investments to help investors keep more of what they have earned. In November we launched the Nuveen Growth and Income Stock Fund, a fund that seeks to provide prudent investors superior equity market performance with equal or less risk than the overall stock market. In March we introduced two new balanced mutual funds, each designed to give investors the combination of performance potential and income protection that comes from a carefully assembled balance of stocks and bonds.

Nuveen prides itself on providing attractive tax-free income with reduced risk to more than 1.3 million shareholders. In conversations with investors, many of you have told me how important tax-free income is to maintaining a lifestyle that you have worked so hard to build. I appreciate the trust you have placed in us.

Sincerely,


/S/ Timothy R. Schwertfeger
Timothy R. Schwertfeger

Chairman of the Board

April 14, 1997

Answering Your Questions


[PHOTO OF TOM SPALDING APPEARS HERE]

Tom Spalding, head of Nuveen's portfolio management team, talks about the municipal bond market and offers insights into factors that affected fund performance over the past year.

What principal factors affected the municipal bond market and the funds during the past year?

In 1996, the bond market--despite some fluctuations--was relatively stable compared with recent years. Following a strong start to the year, a succession of mixed reports affecting interest rate and inflation forecasts caused investors to view the markets with alternating enthusiasm and uncertainty.

Throughout the year, euphoria in the equity market focused investors' attention on stocks and brought record amounts of new money into equity-based mutual funds, bypassing the bond market. Money market investments turned in good returns, considering the current low rates available on short-term securities. Some investors, concerned about a possible correction in the stock market, decided to take their profits, but adopted a wait-and-see attitude about investing capital gains, electing to go with shorter-term vehicles until a clearer picture of market trends emerged.

What impact will future interest rate changes have on fund performance?

Given the uncertainty about a possible correction in the equity market and the Federal Reserve's recent 0.25% increase in short-term interest rates, municipal money market funds should see improvement in the tax-free yields they provide investors.

What is your approach to managing the funds?

We kept the fund's weighted average maturity near the low end of its target range for the first six months of 1996, so that we could quickly roll assets into higher yielding securities as they became

"Money market investments turned in good returns, considering the current low rates available on short- term securities."


available. We took advantage of the June/July note season, when many municipal governments bring new issues to market, to modestly extend maturity.

What is your outlook for the market in the next year?

Economic expansion continues to be slow and steady, as evidenced by a lack of price pressure at the consumer and producer levels, strong consumer confidence, low unemployment figures, and a stable money supply. It is not clear if or when the Federal Reserve will raise rates again. Our strategy is to keep the fund at or near its current maturity range until the interim volatility subsides and we can better assess the direction of interest rates.

Nuveen Tax-Free Reserves, Inc.
February 28, 1997 Annual Report

Reserves
Overview

Fund Highlights
=================================================
Inception Date                              11/82
Total Net Assets                     $304,087,480
Average Weighted Maturity (Days)               33
-------------------------------------------------

Tax-Free Yields
=================================================
SEC 7-Day Yield                             2.79%
SEC 30-Day Yield                            2.80%
-------------------------------------------------

Taxable Equivalent Yields
=================================================
SEC 7-Day Yield                             4.36%
SEC 30-Day Yield                            4.38%
-------------------------------------------------

Based on a federal income tax rate of 36%; represents the yield needed from a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.

[PIE CHART APPEARS HERE]

[LINE GRAPH APPEARS HERE]
                                       ====

Nuveen California Tax-Free Money Market Fund
February 28, 1997 Annual Report

California
Overview

Fund Highlights
=================================================
Inception Date                               3/86
Total Net Assets                     $185,638,604
Average Weighted Maturity (Days)               22
-------------------------------------------------

Tax-Free Yields
=================================================
SEC 7-Day Yield                             2.87%
SEC 30-Day Yield                            2.88%
-------------------------------------------------

Taxable Equivalent Yields
=================================================
SEC 7-Day Yield                             4.95%
SEC 30-Day Yield                            4.97%
-------------------------------------------------

Based on a combined federal and state income tax rate of 42%; represents the yield needed from a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.

[PIE CHART APPEARS HERE]

[LINE GRAPH APPEARS HERE]

                                       ====

Nuveen Massachusetts Tax-Free Money Market Fund
February 28, 1997 Annual Report

Massachusetts
Overview

Fund Highlights
================================================
Inception Date                              2/87
Total Net Assets                     $41,024,478
Average Weighted Maturity (Days)              48
------------------------------------------------

Tax-Free Yields
================================================
SEC 7-Day Yield                            2.79%
SEC 30-Day Yield                           2.80%
------------------------------------------------

Taxable Equivalent Yields
================================================
SEC 7-Day Yield                            4.94%
SEC 30-Day Yield                           4.96%
------------------------------------------------

Based on a combined federal and state income tax rate of 43.5%; represents the yield needed from a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.

[PIE CHART APPEARS HERE]

[LINE GRAPH APPEARS HERE]

                                       ====

Nuveen New York Tax-Free Money Market Fund
February 28, 1997 Annual Report

New York
Overview

Fund Highlights
================================================
Inception Date                              2/87
Total Net Assets                     $26,546,301
Average Weighted Maturity (Days)              47
------------------------------------------------

Tax-Free Yields
================================================
SEC 7-Day Yield                            2.86%
SEC 30-Day Yield                           2.87%
------------------------------------------------

Taxable Equivalent Yields
================================================
SEC 7-Day Yield                            4.81%
SEC 30-Day Yield                           4.82%
------------------------------------------------

Based on a combined federal and state income tax rate of 40.5%; represents the yield needed from a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.

[PIE CHART APPEARS HERE]

[LINE GRAPH APPEARS HERE]

                                       ====

                               Financial Section


                        Contents

                    12  Portfolio of Investments

                    25  Statement of Net Assets

                    26  Statement of Operations

                    30  Statement of Changes in Net Assets

                    34  Notes to Financial Statements

                    39  Financial Highlights

                    48  Report of Independent
                        Public Accountants

                                       ====

                Portfolio of Investments
                Tax-Free Reserves
   Principal                                                                                                  Amortized
      Amount    Description                                                                   Ratings*             Cost
-----------------------------------------------------------------------------------------------------------------------
                Alabama -- 4.0%

 $12,200,000    The Medical Clinic Board of the City of Birmingham - UAHSF, Medical               A-1+      $12,200,000
                  Clinic Revenue Bonds, UAHSF Series 1991, Variable Rate Demand
                  Bonds, 3.550%, 12/01/26+
-----------------------------------------------------------------------------------------------------------------------
                Arizona -- 6.4%

   7,000,000    The Industrial Development Authority of the County of Apache (Arizona),         VMIG-1        7,000,000
                  Pollution Control Revenue Bonds, 1981 Series B (Tucson Electric Power
                  Company Project ), Variable Rate Demand Bonds, 3.450%, 10/01/21+

  12,600,000    City of Mesa Municipal Development Corporation, Special Tax Updates             VMIG-1       12,600,000
                  Bonds, Series 1985, Commercial Paper, 3.400%, 4/30/97
-----------------------------------------------------------------------------------------------------------------------
                Arkansas -- 1.0%

   2,900,000    Board of Trustees of the University of Arkansas, Various Facility Revenue       VMIG-1        2,900,000
                  Bonds (UAMS Campus), Series 1994, Variable Rate Demand Bonds,
                  3.350%, 12/01/19+
-----------------------------------------------------------------------------------------------------------------------
                California -- 2.6%

   5,000,000    California School Cash Reserve Program Authority, 1996 Pool Bonds,               MIG-1        5,013,770
                  Series A Note, 4.750%, 7/02/97

   3,000,000    Santa Clara County Transit District, Refunding Equipment Trust                  VMIG-1        3,000,000
                  Certificates, Variable Rate Demand Bonds, 3.450%, 6/01/15+
-----------------------------------------------------------------------------------------------------------------------
                Delaware -- 3.8%

  11,452,500    New Castle County, Delaware, Economic Development Revenue Refunding                A-1       11,452,500
                  Bonds (Henderson/McGuire Partners Project), Series 1993, Variable
                  Rate Demand Bonds, 3.350%, 8/15/20+
-----------------------------------------------------------------------------------------------------------------------
                District of Columbia -- 2.4%

   7,200,000    District of Columbia (Washington, D.C.), General Obligation General             VMIG-1        7,200,000
                  Fund Recovery Bonds, Series 1991B, Variable Rate Demand Bonds,
                  3.500%, 6/01/03+
-----------------------------------------------------------------------------------------------------------------------
                Florida -- 5.9%

   1,400,000    Florida Housing Finance Agency, Multi-Family Housing Revenue Refunding             A-1        1,400,000
                  Bonds, 1989 Series E (Fairmont Oaks Project), Variable Rate Demand
                  Bonds, 3.500%, 4/01/26+

   4,210,000    Florida Municipal Power Agency, Initial Pooled Loan Project, Commercial            A-1        4,210,000
                  Paper Notes, Series A, 3.450%, 6/20/97

   1,000,000    Atlantic Beach Improvement and Refunding Revenue Bonds, Series                  VMIG-1        1,000,000
                  1994B (Fleet Landing Project), Variable Rate Demand Bonds,
                  3.500%, 10/01/24+

                =====
                12




                                                                                    Nuveen Municipal Money Market Funds
                                                                                        February 28, 1997 Annual Report


   Principal                                                                                                  Amortized
      Amount    Description                                                                   Ratings*             Cost
-----------------------------------------------------------------------------------------------------------------------
                Florida -- continued

  $3,100,000    Pasco County Housing Finance Authority, Multi-Family Housing Revenue            VMIG-1      $ 3,100,000
                  Bonds (Carlton Arms of Magnolia Valley Project), Series 1985, Variable
                  Rate Demand Bonds, 3.375%, 12/01/07+

   4,800,000    Sarasota County Public Hospital District, Hospital Revenue Bonds                  A-1+        4,800,000
                  (Sarasota Memorial Hospital Project), Series C, Commercial Paper,
                  3.450%, 3/21/97

   3,300,000    Sunshine State Governmental Financing Commission, Revenue Bonds,                VMIG-1        3,300,000
                  Series 1986, Commercial Paper, 3.500%, 3/05/97
-----------------------------------------------------------------------------------------------------------------------
                Georgia -- 6.1%

                Municipal Gas Authority of Georgia, Gas Revenue Bonds (Transco
                Portfolio I Project), Series B, Commercial Paper:
   5,000,000      3.300%, 3/07/97                                                                 A-1+        5,000,000
   3,400,000      3.400%, 5/14/97                                                               VMIG-1        3,400,000

  10,000,000    Fulco Hospital Authority, Revenue Anticipation Certificates (Saint              VMIG-1       10,000,000
                  Joseph's Hospital of Atlanta Project), Series 1989, Commercial
                  Paper, 3.350%, 4/30/97
-----------------------------------------------------------------------------------------------------------------------
                Hawaii -- 0.9%

   2,600,000    Hawaii State Department of Budget and Finance, Special Purpose                     A-1        2,600,000
                  Floating Rate Demand Revenue Bonds (Adventist
                  Health System -- West), Series 1984, Variable Rate
                  Demand Bonds, 3.700%, 9/01/99+
-----------------------------------------------------------------------------------------------------------------------
                Illinois -- 9.1%

   7,000,000    Illinois Development Finance Authority, Pollution Control Revenue Bonds            P-1        7,000,000
                  (Diamond - Star Motors Corporation Project), Series 1985, Variable
                  Rate Demand Bonds, 3.550%, 12/01/08+

   6,000,000    Illinois Education Facilities Authority, Adjustable Demand Revenue              VMIG-1        6,000,000
                  Bonds, Shedd Aquarium Society, Series 1987B, Commercial Paper,
                  3.550%, 5/06/97

   1,570,000    Illinois Health Facilities Authority, Unit Priced Demand Adjustable Revenue       A-1+        1,570,000
                  Bonds, Alexian Brothers Health System, Inc. (Alexian Brothers Medical
                  Center, Inc. Project), Series 1985D, Commercial Paper, 3.400%, 4/25/97

   4,400,000    Illinois Health Facilities Authority, Adjustable Demand Revenue Bonds,          VMIG-1        4,400,000
                  Series 1991 (Victory Health Services Project), Commercial Paper,
                  3.500%, 3/20/97

                =====
                13



                Portfolio of Investments

                Tax-Free Reserves -- continued

   Principal                                                                                                  Amortized
      Amount    Description                                                                   Ratings*             Cost
-----------------------------------------------------------------------------------------------------------------------
                Illinois -- continued

 $ 3,000,000    City of Chicago, Chicago-O'Hare International Airport, Special Facility            P-1      $ 3,000,000
                  Revenue Bonds (American Airlines, Inc. Project), Series 1983C,
                  Variable Rate Demand Bonds, 3.450%, 12/01/17+

   5,700,000    City of Decatur, Macon County, Illinois, Unit Priced Demand Adjustable          VMIG-1        5,700,000
                  Water Revenue Bonds, Series 1985, Commercial Paper,
                  3.550%, 4/09/97
-----------------------------------------------------------------------------------------------------------------------
                Iowa -- 2.9%

   6,000,000    Iowa School Corporations, Warrant Certificates, 1996-97 Series A                 MIG-1        6,014,916
                  Note, 4.750%, 6/27/97

   2,900,000    City of Eddyville, Iowa, Industrial Development Revenue Bonds                      N/R        2,900,000
                  (Heartland Lysine, Inc. Project), Series 1985, Variable Rate
                  Demand Bonds, 3.650%, 11/01/03+
-----------------------------------------------------------------------------------------------------------------------
                Kentucky -- 3.6%

   2,000,000    Kentucky Governmental Agencies, 1996 Cash Flow Borrowing Program,                  N/R        2,000,947
                  Certificates of Participation, Tax and Revenue Anticipation Notes,
                  4.300%, 6/30/97

   9,005,000    Hancock County, Kentucky, Industrial Building Revenue Refunding                    N/R        9,005,000
                  Bonds (Southwire Company Project), Series 1990, Variable Rate
                  Demand Bonds, 3.900%, 7/01/10+
-----------------------------------------------------------------------------------------------------------------------
                Louisiana -- 4.9%

  10,000,000    Louisiana Recovery District, Sales Tax Bonds, Series 1988, Commercial              Aaa       10,000,000
                  Paper, 3.900%, 7/01/97

   5,000,000    Ascension Parish Pollution Control (BASF Wyandotte Corporation),                   P-1        5,000,000
                  Variable Rate Demand Bonds, 3.500%, 12/01/05+
-----------------------------------------------------------------------------------------------------------------------
                Michigan -- 2.7%

   7,100,000    Michigan Job Development Authority, Limited Obligation Revenue Bonds               A-1        7,100,000
                  (Frankenmuth Bavarian Inn Motor Lodge Project), Series A, Variable
                  Rate Demand Bonds, 3.850%, 9/01/15+

   1,065,000    The Economic Development Corporation of the City of Warren, MaComb                 P-1        1,065,000
                  County, Michigan, Floating Rate Limited Obligation Revenue Bonds
                  (The Prince Company, Inc., Michigan Division Project), Series A,
                  Variable Rate Demand Bonds, 3.750%, 11/01/99+
-----------------------------------------------------------------------------------------------------------------------
                Minnesota -- 2.5%

   5,255,000    City of Bloomington, Minnesota, Floating Rate Demand Commercial                   A-1+        5,255,000
                  Revenue Bonds (James Avenue Associates Project), Series 1985,
                  Variable Rate Demand Bonds, 3.350%, 12/01/15+

                ====

                                             Nuveen Municipal Money Market Funds
                                                 February 28, 1997 Annual Report


   Principal                                                                                                  Amortized
      Amount    Description                                                                   Ratings*             Cost
-----------------------------------------------------------------------------------------------------------------------

                Minnesota -- continued

 $ 2,400,000    Housing and Redevelopment Authority of the City of Saint Paul,                     A-1       $2,400,000
                  Minnesota, Variable Rate Demand Purchase, District Heating
                  Revenue Bonds, 1982 Series A, Variable Rate Demand Bonds,
                  3.550%, 12/01/12+
-----------------------------------------------------------------------------------------------------------------------
                Missouri -- 3.0%

                State Environmental Improvement and Energy Resources Authority,
                Unit Priced Demand Adjustable Pollution Control Revenue Bonds,
                Series 1985 A (Union Electric Company), Commercial Paper:
   3,600,000      3.300%, 4/10/97                                                               VMIG-1        3,600,000
   5,600,000      3.550%, 5/21/97                                                               VMIG-1        5,600,000
-----------------------------------------------------------------------------------------------------------------------
                New Hampshire -- 2.3%

   7,000,000    New Hampshire Higher Educational and Health Facilities Authority,                  A-1        7,000,000
                  Revenue Bonds, Hunt Community Issue, Series 1996, Variable Rate
                  Demand Bonds, 3.450%, 5/01/26+
-----------------------------------------------------------------------------------------------------------------------
                New York -- 2.8%

   3,500,000    The City of New York, General Obligation Bonds, Fiscal 1995 Series B,           VMIG-1        3,500,000
                  Variable Rate Demand Bonds, 3.500%, 8/15/22+

   5,000,000    The City of New York, General Obligation Revenue Anticipation Notes,             MIG-1        5,012,173
                  Fiscal 1997 Series B, 4.500%, 6/30/97
-----------------------------------------------------------------------------------------------------------------------
                North Carolina -- 4.0%

   2,400,000    The Wake County Industrial Facilities and Pollution Control Financing              P-1        2,400,000
                  Authority, Pollution Control Refunding Bonds (Carolina Power and
                  Light Company Project), Series 1990B, Commercial Paper,
                  3.700%, 4/10/97

   6,630,000    The Wake County Industrial Facilities and Pollution Control Financing              P-1        6,630,000
                  Authority, Pollution Control Refunding Bonds (Carolina Power and
                  Light Company Project), Series 1990A, Commercial Paper,
                  3.550%, 4/09/97

   3,000,000    The Wake County Industrial Facilities and Pollution Control Financing           VMIG-1        3,000,000
                  Authority, Pollution Control Refunding Bonds (Carolina Power and
                  Light Company Project), Series 1985C, Variable Rate Demand Bonds,
                  3.500%, 10/01/15
-----------------------------------------------------------------------------------------------------------------------
                Ohio -- 9.4%

   3,100,000    Ohio School Districts, 1996 Cash Flow Borrowing Program, Certificates            MIG-1        3,105,231
                  of Participation, Revenue Anticipation Notes of Certain Ohio School
                  Districts, Series B, 4.530%, 6/30/97

                ====

                Portfolio of Investments
                Tax-Free Reserves -- continued

  Principal                                                                                                   Amortized
     Amount     Description                                                                   Ratings*             Cost
-----------------------------------------------------------------------------------------------------------------------
                Ohio -- continued

$ 8,800,000     Centerville Variable Rate Demand Health Care Revenue Bonds                      VMIG-1      $ 8,800,000
                  (Bethany Lutheran Village Continuing Care Facilities Expansion
                  Project), Variable Rate Demand Bonds, 3.400%, 5/01/08+

  5,200,000     Port Authority of Cincinnati and Hamilton County, Daily Adjustable                 A-2        5,200,000
                  Economic Development Revenue Bonds (Kenwood Office Associates
                  Project), Series 1985, Variable Rate Demand Bonds, 3.500%, 9/01/25+

  1,200,000     Cuyahoga County, University Hospital of Cleveland, Series 1985, Variable        VMIG-1        1,200,000
                  Rate Demand Bonds, 3.550%, 1/01/16+

  5,120,000     County of Erie, Ohio, Adjustable Rate Demand Health Care Facilities             VMIG-1        5,120,000
                  Revenue Bonds (The Commons of Providence Project), Series 1996 B,
                  Variable Rate Demand Bonds, 3.450%, 10/01/21+

  3,685,000     County of Franklin, Ohio, Floating Rate Demand Hospital Financing                  N/R        3,685,000
                  Revenue Bonds, Series 1993 (Traditions at Mill Run Project), Variable
                  Rate Demand Bonds, 3.500%, 11/01/14+

  1,880,000     County of Hamilton, Ohio, Adjustable Rate Demand Healthcare Revenue                N/R        1,880,000
                  Bonds, Series 1995 (Community Limited Care Dialysis Center Project),
                  Variable Rate Demand Bonds, 3.350%, 9/01/05+
-----------------------------------------------------------------------------------------------------------------------
                Oregon -- 1.0%

  3,100,000     Port of Morrow (Portland G.E. Company Boardman Project), Variable               VMIG-1        3,100,000
                  Rate Demand Bonds, 3.500%, 10/01/13+
-----------------------------------------------------------------------------------------------------------------------
                Pennsylvania -- 3.4%

  3,250,000     The Pennsylvania State University Notes, Series of 1996,                         MIG-1        3,252,189
                  4.250%, 4/04/97

  4,000,000     City of Philadelphia, Pennsylvania, General Obligation Bonds,                   VMIG-1        4,000,000
                  Series 1990B, Commercial Paper, 3.550%, 4/10/97

  3,000,000     City of Philadelphia, Pennsylvania, Gas Works Revenue Notes,                      A-1+        3,000,000
                  Commercial Paper, Series B, 3.500%, 3/27/97
-----------------------------------------------------------------------------------------------------------------------
                Tennessee -- 4.4%

  6,800,000     The Public Building Authority of the City of Clarksville, Adjustable Rate         A-1+        6,800,000
                  Pooled Financing Revenue Bonds, Series 1994 (Tennessee Municipal
                  Bond Fund), Variable Rate Demand Bonds, 3.300%, 6/01/24+

  3,500,000     The Industrial Development Board of the County of Jackson, Variable                N/R        3,500,000
                  Rate Industrial Development Demand Revenue Bonds (Esselte Project),
                  Series 1985B, Variable Rate Demand Bonds, 3.550%, 8/01/15+

  3,000,000     The Public Building Authority of the County of Montgomery, Adjustable             A-1+        3,000,000
                  Rate Pooled Financing Revenue Bonds, Series 1985 (Tennessee
                  County Loan Pool), Variable Rate Demand Bonds, 3.300%, 3/01/25+

             =====

                                             Nuveen Municipal Money Market Funds
                                                 February 28, 1997 Annual Report


  Principal                                                                                                   Amortized
     Amount     Description                                                                   Ratings*             Cost
-----------------------------------------------------------------------------------------------------------------------

                Texas -- 3.0%

$  4,000,000    State of Texas Tax and Revenue Anticipation Notes, Series 1996,                  MIG-1     $  4,023,588
                  4.750%, 8/29/97

   5,000,000    Southwest Higher Education Authority, Southern Methodist University,            VMIG-1        5,000,000
                  Variable Rate Demand Bonds, 3.450%, 7/01/15+
-----------------------------------------------------------------------------------------------------------------------
                Utah -- 1.2%

   3,550,000    West Valley City Industrial Development (Johnson Matthey Project),                 N/R        3,550,000
                  Variable Rate Demand Bonds, 3.550%, 12/01/11+
-----------------------------------------------------------------------------------------------------------------------
                Virginia -- 2.9%

   3,000,000    Industrial Development Authority of Albemarle County, Variable Rate Health         A-1        3,000,000
                  Services Revenue Bonds (The University of Virginia Health Services
                  Foundation), Series 1996, Variable Rate Demand Bonds, 3.350%, 2/01/26+

   2,600,000    The Industrial Development Authority of the City of Norfolk, Floating              N/R        2,600,000
                  Rate Industrial Development Revenue Bonds (Norfolk-Virginia Beach-
                  Portsmouth MSA Limited Partnership Project), Variable Rate Demand
                  Bonds, 5.363%, 11/01/04+

   3,300,000    The Industrial Development Authority of the City of Richmond, Floating             N/R        3,300,000
                  Rate Industrial Development Revenue Bonds (Richmond MSA Limited
                  Partnership Project), Variable Rate Demand Bonds, 5.363%, 11/01/04+
-----------------------------------------------------------------------------------------------------------------------
                Washington -- 3.2%

   5,100,000    Washington Health Care Facilities Authority, Variable Rate Demand                  A-1        5,100,000
                  Revenue Bonds, Series 1984 (Adventist Health System-West/Walla
                  Walla General Hospital), Variable Rate Demand Bonds,
                  3.700%, 9/01/09+

   3,300,000    Washington State Housing Finance Commission, Nonprofit Revenue                   VMIG-1       3,300,000
                  Bonds (Crista Ministries Project), Series 1991A, Variable Rate
                  Demand Bonds, 3.300%, 7/01/11+

   1,400,000    Spokane County, Washington, Road Fund Tax Anticipation Notes,                       N/R       1,400,000
                  Series 1996B, 4.000%, 6/30/97
-----------------------------------------------------------------------------------------------------------------------
$302,172,500    Total Investments -- 99.4%                                                                  302,245,314
============-----------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities -- 0.6%                                                         1,842,166
                -------------------------------------------------------------------------------------------------------
                Net Assets -- 100%                                                                         $304,087,480
                =======================================================================================================

                * Ratings (not covered by the report of independent public accountants): rating. Using the higher of Standard & Poor's or Moody's

                N/R -- Investment is not rated.

                + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

=====
17
                                 See accompanying notes to financial statements.

                Portfolio of Investments
                California -- continued

   Principal                                                                                                  Amortized
      Amount    Description                                                                   Ratings*             Cost
-----------------------------------------------------------------------------------------------------------------------
  $2,700,000    California Health Facilities Financing Authority (Sutter/CHS), Series           VMIG-1       $2,702,188
                  1996B, Variable Rate Demand Bonds, 3.350%, 7/01/12+

   2,000,000    California Health Facilities Financing Authority (Sutter/CHS),                  VMIG-1        2,000,000
                  Variable Rate Demand Bonds, 3.350%, 7/01/22+

   7,700,000    California Health Facilities Authority, Variable Rate Hospital Revenue          VMIG-1        7,700,000
                  Bonds, Adjustable Convertible Extendable Securities -- ACES
                  (Saint Francis Memorial Hospital), Series 1993B, Variable Rate
                  Demand Bonds, 3.200%, 11/01/19+

   3,000,000    California School Cash Reserve Program Authority, 1996 Pool Bonds                MIG-1        3,008,262
                  Series A, General Obligation Note, 4.750%, 7/02/97

   3,000,000    State of California 1996-97 Revenue Anticipation Notes,                          MIG-1        3,005,071
                  4.500%, 6/30/97

   2,001,000    State of California Department of Water Resources, Water Revenue                  A-1+        2,001,000
                  Commercial Paper Notes, Series 1, 3.350%, 5/23/97

   7,100,000    Certificates of Participation, California Statewide Communities                 VMIG-1        7,100,000
                  Development Authority, Northern California Retired Officers
                  Community, Variable Rate Demand Bonds, 3.350%, 6/01/26+

   4,430,000    Tri-Modal Variable Rate Revenue Refunding Certificates of                         A-1+        4,430,000
                  Participation (House Ear Institute), 1993 Series A, Variable Rate
                  Demand Bonds, 3.350%, 12/01/18+

   9,200,000    California Statewide Communities Development Authority,                         VMIG-1        9,200,000
                  Certificates of Participation, St. Joseph Health System Obligated
                  Group, Variable Rate Demand Bonds, 3.350%, 7/01/24+

   3,080,000    Chico Multifamily Housing (Sycamore Glen Project), Variable Rate                   N/R        3,080,000
                  Refunding Bonds, Series 1995, Variable Rate Demand Bonds,
                  3.590%, 4/07/14+

   4,500,000    Contra Costa Multifamily Mortgage Revenue Refunding (Delta Square               VMIG-1        4,500,000
                  Project), Series 1990A, Variable Rate Demand Bonds, 3.300%, 8/01/07+

   3,700,000    Fremont Multifamily Housing (Mission Wells Project), Series 1985E,                 A-1        3,700,000
                  Variable Rate Demand Bonds, 3.350%, 9/01/07+

   2,000,000    Grand Terrace Redevelopment Agency, Multifamily Housing                            A-1        2,000,000
                  (Mount Vernon Villas Project), Variable Rate Demand Bonds,
                  3.350%, 12/01/11+

   3,000,000    Hayward Housing Authority, Multifamily Mortgage Revenue                            A-1        3,000,000
                  Refunding Bonds,Series 1993A (Huntwood Terrace), Variable
                  Rate Demand Bonds, 3.400%, 3/01/27+

   3,860,000    Hillsborough Certificates of Participation, Water and Sewer System                 A-1        3,860,000
                  Project, Series 1995A, Variable Rate Demand Bonds, 3.700%, 6/01/15+


                18






                                                                                    Nuveen Municipal Money Market Funds
                                                                                        February 28, 1997 Annual Report

   Principal                                                                                                  Amortized
      Amount    Description                                                                   Ratings*             Cost
-----------------------------------------------------------------------------------------------------------------------
  $6,400,000    Irvine Ranch Water District, Consolidated                                         A-1+       $6,400,000
                  Bonds, Series 1985-B, 1986 Capital Improvement
                  Project, Variable Rate Demand Bonds,
                  3.250%, 10/01/09+

   3,100,000    Irvine Ranch Water District, Variable                                           VMIG-1        3,100,000
                  Rate Demand Bonds, 3.250%, 6/01/15+

   4,300,000    Irvine Ranch Water District, Variable                                           VMIG-1        4,300,000
                  Rate Demand Consolidated Refunding Bonds,
                  Series A, Variable Rate Demand Bonds,
                  3.250%, 5/01/09+

   9,000,000    Kern Community College District, Certificates                                      A-2        9,000,000
                  of Participation, Series 1995, Variable Rate
                  Demand Bonds, 3.950%, 1/01/25+

   4,855,000    City of Los Angeles (Studio Colony Project),                                    VMIG-1        4,855,000
                  Multifamily Housing Revenue Bonds, Variable
                  Rate Demand Bonds, 3.350%, 5/01/07+

   2,400,000    Los Angeles County, Tax and Revenue Anticipation                                 MIG-1        2,407,859
                  Notes, 1996-1997 Series A, 4.500%, 6/30/97

   2,500,000    The City of Los Angeles, Wastewater System,                                     VMIG-1        2,500,000
                  Commercial Paper Revenue Notes, 3.400%,
                  5/15/97

   8,400,000    Monterey County Financing Authority, Revenue                                    VMIG-1        8,400,000
                  Bonds (Reclamation and Distribution Project),
                  Series 1995A, Variable Rate Demand Bonds,
                  3.400%, 9/01/36+

   7,100,000    Oakland, California Certificates of Participation,                                 N/R        7,100,000
                  Project, Variable Rate Demand Capital Improvement
                  Bonds, 3.650%, 12/01/15+

   7,900,000    Orange County Apartment Development (Monarch Bay                                   A-1        7,900,000
                  Apartments Project), Variable Rate Demand Bonds,
                  3.300%, 10/01/07+

   3,800,000    Orange County (Robinson Ranch Apartments Project),                              VMIG-1        3,800,000
                  Variable Rate Demand Revenue Bonds, 3.450%,
                  11/01/08+

   1,500,000    Orange County Irvine Coast Assessment District                                  VMIG-1        1,500,000
                  #88-1, Variable Rate Demand Bonds, 3.400%,
                  9/02/18+

   4,200,000    Orange County Sanitation District, Certificates                                 VMIG-1        4,200,000
                  of Participation, Variable Rate Demand Bonds,
                  3.400%, 8/01/17+

   2,000,000    Orange County Water District, Variable Rate                                       A-1+        2,000,000
                  Rate Demand Bonds, 3.250%, 8/15/15+

   4,200,000    San Diego County Rincon Del Diablo Municipal Water                              VMIG-1        4,200,000
                  District, Rincon Public Facilities Corporation,
                  Commercial Paper, 3.850%, 5/01/97

   8,000,000    Sacramento Municipal Utility District, Series I,                                  A-1+        8,000,000
                  Commercial Paper Notes, 3.350%, 6/20/97

   1,200,000    San Bernardino Multifamily Housing (Castle Park                                 VMIG-1        1,200,000
                  Apartments), Variable Rate Demand Bonds, 3.550%,
                  11/01/05+


                19

                Portfolio of Investments
                California -- continued

   Principal                                                                                                  Amortized
      Amount    Description                                                                   Ratings*             Cost
-----------------------------------------------------------------------------------------------------------------------
$  2,500,000    San Bernardino County, 1996-1997 Tax and Revenue Anticipation                    MIG-1     $  2,504,986
                  Notes, 4.500%, 6/30/97

   2,000,000    San Bernardino County (1996 County Center Refinancing Project),                 VMIG-1        2,000,000
                  Certificates of Participation, Variable Rate Demand Bonds,
                  3.250%, 7/01/15+

   3,000,000    San Diego Housing Authority, Multifamily Housing Revenue Refunding                A-1+        3,000,000
                  Bonds, Series 1993-A, (Carmel Del Mar Apartments), Variable Rate
                  Demand Bonds, 3.200%, 12/01/15+

   3,000,000    San Diego County Teeter Obligation, Tax-Exempt Commercial Paper,                   A-1        3,000,000
                  3.350%, 5/22/97

   7,000,000    San Dimas Industrial Development Bonds (Bausch & Lomb                              N/R        7,000,000
                  Incorporated), Variable Rate Demand Bonds, 3.650%, 12/01/15+

   5,900,000    Santa Paula Public Financing Authority, Lease Revenue Bonds, Series                A-1        5,900,000
                  1996 Water System Acquisition Project, Variable Rate Demand
                  Bonds, 3.500%, 2/01/26+

   5,000,000    Southern California Public Power Authority, Transmission Project,               VMIG-1        5,000,000
                  Variable Rate Demand Bonds, 3.200%, 7/01/19+

   8,000,000    Torrance Hospital Revenue (Little Company of Mary Hospital --                      A-1        8,000,000
                  Torrance Memorial Hospital), Variable Rate Demand Bonds,
                  3.250%, 2/01/22+

     900,000    Turlock Irrigation District (Transmission Projects), 1996 Series A,             VMIG-1          900,000
                  Certificates of Participation, Variable Rate Demand Bonds,
                  3.150%, 1/01/26+

   2,640,000    Vista Multifamily Housing (Shadowridge Apartments), Variable Rate                 A-1+        2,640,000
                  Demand Bonds, 3.350%, 5/01/05+

   3,000,000    Washington Township Hospital District, 1984 Issue A, Variable Rate              VMIG-1        3,000,000
                  Demand Bonds, 3.350%, 1/01/16+
-----------------------------------------------------------------------------------------------------------------------
$185,066,000    Total Investments -- 99.7%                                                                  185,094,366
============-----------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities -- 0.3%                                                           544,238
                -------------------------------------------------------------------------------------------------------
                Net Assets -- 100%                                                                         $185,638,604
                =======================================================================================================


                * Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.

                N/R -- Investment is not rated.

                + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                See accompanying notes to financial statements.
                20


                                                                                    Nuveen Municipal Money Market Funds
                                                                                        February 28, 1997 Annual Report
                Portfolio of Investments
                Massachusetts

   Principal                                                                                                  Amortized
      Amount    Description                                                                   Ratings*             Cost
-----------------------------------------------------------------------------------------------------------------------
  $1,000,000    Brookline General Obligation Bonds, Unlimited Tax -- Note,                         Aaa       $1,000,568
                  3.750%, 6/04/97

   2,000,000    Framingham General Obligation Bonds, Unlimited Tax -- Note,                        N/R        2,000,902
                  4.250%, 3/28/97

   1,500,000    Ipswich, Massachusetts Bond Anticipation Notes, General Obligation                 N/R        1,504,722
                  Unlimited Tax -- Note, 4.000%, 2/05/98

   2,000,000    Massachusetts Bay Transportation Authority, Series C, Commercial                  A-1+        2,000,000
                  Paper, 3.500%, 5/29/97

     500,000    The Commonwealth of Massachusetts, Dedicated Income Tax                         VMIG-1          500,000
                  Bonds, Fiscal Recovery Loan Act of 1990, Series B, Variable Rate
                  Demand Bonds, 3.400%, 12/01/97

   1,300,000    The Commonwealth of Massachusetts, Dedicated Income Tax Bonds,                  VMIG-1        1,300,000
                  Fiscal Recovery Loan Act of 1990, Series E, Variable Rate
                  Demand Bonds, 3.400%, 12/01/97

                Massachusetts Health and Educational Facilities Authority
                (Capital Asset Program), Variable Rate Demand Bonds:
     500,000      3.150%, 7/01/05+                                                              VMIG-1          500,000
   1,900,000      3.450%, 1/01/35+                                                              VMIG-1        1,900,000

   1,900,000    Massachusetts Health and Educational Facilities Authority                       VMIG-1        1,900,000
                  (Harvard University), Variable Rate Demand Bonds,
                  3.200%, 8/01/17+

   1,800,000    Massachusetts Health and Educational Facilities Authority                       VMIG-1        1,800,000
                  (Brigham and Women's Hospital), Variable Rate Demand Bonds,
                  3.200%, 7/01/17+

   1,200,000    Massachusetts Health and Educational Facilities Authority                       VMIG-1        1,200,000
                  (M.I.T. Project), Variable Rate Demand Bonds, 3.100%, 7/01/21+

   1,145,000    Massachusetts Industrial Finance Agency, Adjustable Rate                           N/R        1,145,000
                  Industrial Revenue Bonds (Jencoat/Levy Realty Trust), Variable
                  Rate Demand Bonds, 4.210%, 10/06/99+

     800,000    Massachusetts Industrial Finance Agency (Nova Realty Trust 1994                    P-1          800,000
                  Refunding), Variable Rate Demand Bonds, 3.100%, 12/01/02+

   1,940,000    Massachusetts Health and Educational Facilities Authority                          A-2        1,940,000
                  (Community Health Center Capital Fund), Variable Rate Demand
                  Bonds, 3.300%, 3/01/15+

   2,000,000    Massachusetts Industrial Finance Agency, Pollution Control Revenue                 A-1        2,000,000
                  Refunding (New England Power Company), Commercial Paper,
                  3.450%, 3/05/97

   1,900,000    Massachusetts Port Authority, Multimodal Revenue Refunding Bonds,               VMIG-1        1,900,000
                  Series 1995A, Variable Rate Demand Bonds, 3.350%, 7/01/15+


                21


               Portfolio of Investments
               Massachusetts -- continued

  Principal                                                                                        Amortized
     Amount    Description                                                           Ratings*           Cost
------------------------------------------------------------------------------------------------------------
$ 1,575,000    Massachusetts Industrial Finance Agency, Chestnut House Apartments         A-1    $ 1,575,000
                 (FHA Insurance), Variable Rate Demand Bonds, 3.150%, 8/01/26+

  1,900,000    Massachusetts Industrial Finance Agency (Showa Women's Institute        VMIG-1      1,900,000
                 Boston, Inc. 1994 Project), Variable Rate Demand Bonds,
                 3.400%, 3/15/04+

  1,000,000    Massachusetts Industrial Finance Agency (Emerson College Issue),           N/R      1,000,000
                 Series 1995, Variable Rate Demand Bonds, 3.100%, 1/01/15+

  1,900,000    Massachusetts Industrial Finance Agency, Edgewood Retirement            VMIG-1      1,900,000
                 Community Project, Series 1995-C, Variable Rate Demand Bonds,
                 3.350%, 11/15/25+

  1,000,000    Massachusetts Industrial Finance Agency (Lower Mills Associates            N/R      1,000,000
                LP), Series 1995, Variable Rate Demand Bonds, 3.100%, 12/01/20+

  1,800,000    Massachusetts Industrial Finance Agency (Newbury College),                 N/R      1,800,000
                 1996 Series, Variable Rate Demand Bonds, 3.100%, 6/01/21+

  1,800,000    Massachusetts Water Resources Authority, Series 1994,                     A-1+      1,800,000
                 Commercial Paper, 3.350%, 3/06/97

  1,500,000    Medway Massachusetts Bond Anticipation Notes, 4.000%, 6/13/97              N/R      1,501,812

  1,000,000    Natick Bond Anticipation Notes, General Obligation Unlimited Tax           N/R      1,001,436
                 -- Note, 3.750%, 2/27/98

    500,000    New Bedford Industrial Development Revenue Refunding (Cliftex              N/R        500,000
                 Corporation), Series 1989, Variable Rate Demand Bonds,
                 4.210%, 10/01/97

  1,000,000    Peabody Bond Anticipation Notes, General Obligation Unlimited Tax          N/R      1,001,431
                 -- Note, 4.150%, 8/15/97

    900,000    Puerto Rico Industrial Medical Education and Environmental                 A-1        900,000
                 Authority, Ana G. Mendez Educational Foundation (FEAGM Project),
                 Variable Rate Demand Bonds, 3.300%, 12/01/15+
------------------------------------------------------------------------------------------------------------
$39,260,000    Total Investments -- 95.7%                                                         39,270,871
===========-------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities -- 4.3%                                               1,753,607
               ---------------------------------------------------------------------------------------------
               Net Assets -- 100%                                                                $41,024,478
               =============================================================================================
               *      Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.

               N/R -- Investment is not rated.

               +      The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


                                 See accompanying notes to financial statements.



               Portfolio of Investments                                   Nuveen Municipal Money Market Funds
                                                                              February 28, 1997 Annual Report
               New York
 Principal                                                                                          Amortized
    Amount     Description                                                           Ratings*            Cost
-------------------------------------------------------------------------------------------------------------
$1,000,000     Buffalo Revenue Anticipation Notes, 4.250%, 7/15/97                      MIG-1      $1,002,377

 1,000,000     Dutchess County Industrial Development Agency Industrial Development     A-1         1,000,000
                Revenue Bonds (Toys "R" US -- NYTEX Inc. Facility), Series 1984,
                Variable Rate Demand Bonds, 3.425%, 11/01/19+

 1,000,000     Great Neck Union Free School District In The County Of Nassau New York,  MIG-1       1,001,127
                Tax Anticipation Notes For 1996-1997, 4.250%, 6/30/97

   700,000     Guilderland Industrial Development Agency, Industrial Development        P-1           700,000
                Variable Rate Refunding Bonds, Series 1993A (Northeastern Ind. Park),
                Variable Rate Demand Bonds, 3.200%, 12/01/08+

 1,000,000     Nassau County Industrial Development Agency, Manhasset Associates        A-1         1,000,000
                Project, Series 1984, Variable Rate Demand Bonds, 3.250%, 12/01/99+

   300,000     Nassau County Industrial Development Agency, Cold Spring Harbor Series   A-1+          300,000
                1993, Variable Rate Demand Bonds, 3.400%, 7/01/23+

   385,000     New York City Housing Development Corporation (Parkgate Tower),          A-1+          385,000
                Variable Rate Demand Bonds, 3.250%, 12/01/07+

   300,000     New York City Housing Development Corporation (Columbus Gardens          A-1+          300,000
                Project), Variable Rate Demand Bonds, 3.200%, 2/01/07+

 1,000,000     New York City Industrial Development Agency, Refunding Revenue           A-1         1,000,000
                (LaGuardia Associates Project), Variable Rate Demand Bonds,
                3.400%, 12/01/15+

 1,100,000     New York City Trust for Cultural Resources (Guggenheim Foundation),      VMIG-1      1,100,000
                Variable Rate Demand Bonds, 3.300%, 12/01/15+

 1,000,000     New York City General Obligation Fiscal 1996 Series J-2, Commercial      A-1+        1,000,000
                Paper, 3.450%, 7/06/97

 1,000,000     New York City Series J-3, Commercial Paper, 3.550%, 5/30/97              A-1+        1,000,000

 1,000,000     Dormitory Authority of the State of New York (Sloan Kettering Cancer     A-1         1,000,000
                Center), Variable Rate Demand Bonds, 3.250%, 3/03/97

   900,000     New York State Dormitory Authority, Revenue Bonds, Series 1995,          VMIG-1        900,000
                (Beverwyck Inc.), Variable Rate Demand Bonds, 3.400%, 7/01/25+

 1,000,000     New York State Energy Research and Development Authority, Pollution      P-1         1,000,000
                Control Revenue (Central Hudson Gas and Electric Corporation),
                Variable Rate Demand Bonds, 3.200%, 11/01/20+

 2,400,000     New York State Energy Research and Development Authority, Pollution      N/R         2,400,000
                Control (Niagara Mohawk Power Corporation), Variable Rate Demand
                Bonds, 3.700%, 3/01/27+

 1,000,000     New York State Environmental Facilities Corporation (General Electric    A-1+        1,000,000
                Company), Commercial Paper, 3.450%, 6/27/97





                             Portfolio of Investments
                             New York -- continued

             Principal                                                                                                     Amortized
                Amount       Description                                                                     Ratings*           Cost
------------------------------------------------------------------------------------------------------------------------------------
           $ 1,200,000       New York State Housing Finance Agency (Normandie Court), Variable               VMIG-1     $  1,200,000
                               Rate Demand Bonds, 3.200%, 5/15/15+

               900,000       New York State Housing Finance Agency, Demand Revenue Bonds,                    VMIG-1          900,000
                               Series 1984-A (Mt. Sinai School of Medicine), Variable Rate
                               Demand Bonds, 3.300%, 11/01/14+

               765,000       New York State Job Development Authority, Series 1984E, Variable                 MIG-1          765,000
                               Rate Demand Bonds, 3.700%, 3/01/99+

             1,200,000       New York Local Government Assistance Corp., Series 1995E, Variable              VMIG-1        1,200,000
                               Rate Demand Bonds, 3.200%, 4/01/25+

             1,000,000       New York State Medical Care Facilities Finance Agency (Lenox Hill               VMIG-1        1,000,000
                               Hospital), Variable Rate Demand Bonds, 3.250%, 11/01/08+

             1,200,000       New York State Medical Care Facilities Finance Agency (Children's               VMIG-1        1,200,000
                               Hospital of Buffalo), Variable Rate Demand Bonds,
                               3.400%, 11/01/05+

             1,000,000       Sayville UFSD General Obligation Tax Anticipation Notes,                         MIG-1        1,001,704
                               4.500%, 6/26/97

             1,100,000       Village of Southampton, Suffolk County, New York, Anticipation                      N/R       1,103,040
                               Notes, 1997, 4.000%, 2/13/98

               500,000       Syracuse Industrial Development Agency, Multi-Modal                             VMIG-1          500,000
                               Interchangeable Rate, Civic Facility Revenue Bonds, (Syracuse
                               University), Variable Rate Demand Bonds, 3.300%, 3/01/23+

               400,000       Triborough Bridge and Tunnel Authority Special Obligation, Variable              MIG-1          400,000
                               Rate Demand Bonds, Series 1994, 3.200%, 1/01/24+

               500,000       Yonkers Industrial Development Agency, Series 1989 Civic Facility               VMIG-1          500,000
                               Revenue Bonds, Variable Rate Demand Bonds, 3.150%, 7/01/19+
------------------------------------------------------------------------------------------------------------------------------------
           $25,850,000      Total Investments -- 97.4%                                                                   25,858,248
=======================-------------------------------------------------------------------------------------------------------------
                            Other Assets Less Liabilities -- 2.6%                                                          688,053
                            --------------------------------------------------------------------------------------------------------
                            Net Assets -- 100%                                                                         $26,546,301
                            ========================================================================================================

                            *    Ratings (not covered by the report of
                                 independent public accountants): Using the higher of Standard & Poor's or Moody's rating.

                            N/R--Investment is not rated.

                            + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect.
                                 This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

Statement of Net Assets

                                             Nuveen Municipal Money Market Funds
                                                 February 28, 1997 Annual Report


                                                                Reserves              CA              MA             NY
-----------------------------------------------------------------------------------------------------------------------

Assets
Investments in short-term municipal securities,
at amortized cost (note 1)                                  $302,245,314    $185,094,366     $39,270,871    $25,858,248
Cash                                                             961,970         222,102         623,305        456,427
Receivables:
  Interest                                                     1,796,319         821,593         227,624        122,943
  Investments sold                                                    --               -       1,060,000        220,000
Other assets                                                      18,613          14,186          15,483          7,845
-----------------------------------------------------------------------------------------------------------------------
    Total assets                                             305,022,216     186,152,247      41,197,283     26,665,463
-----------------------------------------------------------------------------------------------------------------------
Liabilities
Accrued expenses:
  Management fees (note 4)                                       114,301          54,527          12,387          8,154
  Other                                                          177,952          67,513          72,516         50,699
Dividends payable                                                642,483         391,603          87,902         60,309
-----------------------------------------------------------------------------------------------------------------------
    Total liabilities                                            934,736         513,643         172,805        119,162
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding (note 3)        $304,087,480    $185,638,604     $41,024,478    $26,546,301
=======================================================================================================================
Shares outstanding:
  Service Plan series                                                 --      95,306,430       9,964,264        414,071
  Distribution Plan series                                            --      57,489,607      27,082,874     26,115,563
  Institutional series                                                --      32,842,567       3,977,340         16,667
-----------------------------------------------------------------------------------------------------------------------
Total shares outstanding                                     304,087,480     185,638,604      41,024,478     26,546,301
=======================================================================================================================
Net asset value, offering and redemption price per share
  (net assets divided by shares outstanding)                       $1.00           $1.00           $1.00          $1.00
=======================================================================================================================



                                                                        See accompanying notes to financial statements.

Statement of Operations
Year ended February 28, 1997



                                                                        Reserves
--------------------------------------------------------------------------------
Investment Income

Tax-exempt interest income (note 1)                                 $11,181,059
--------------------------------------------------------------------------------
Expenses
  Management fees (note 4)                                            1,543,853
  12b-1 expense (note 4)                                                141,601
  Shareholders' servicing agent fees and expenses                       459,638
  Custodian's fees and expenses                                          95,010
  Directors' fees and expenses (note 4)                                   5,661
  Professional fees                                                      56,561
  Shareholders' reports -- printing and mailing expenses                112,921
  Federal and state registration fees                                    40,661
  Other expenses                                                         25,832
--------------------------------------------------------------------------------
Total expenses before expense reimbursement                           2,481,738
  Expense reimbursement from investment adviser (note 4)               (165,912)
--------------------------------------------------------------------------------
Net expenses                                                          2,315,826
--------------------------------------------------------------------------------
Net investment income                                                 8,865,233
Net gain (loss) from investment transactions (notes 1 and 2)                  -
--------------------------------------------------------------------------------
Net increase in net assets from operations                          $ 8,865,233
================================================================================



                                 See accompanying notes to financial statements.

                                             Nuveen Municipal Money Market Funds
                                                 February 28, 1997 Annual Report

                                                                                    California Money Market
                                                                  ------------------------------------------------------------
                                                                                  Distribution
                                                                  Service Plan            Plan     Institutional
                                                                        series          series            series         Total
------------------------------------------------------------------------------------------------------------------------------
Investment Income
Tax-exempt interest income (note 1)                                 $2,449,983      $2,251,066        $1,698,717    $6,399,766
------------------------------------------------------------------------------------------------------------------------------

Expenses
  Management fees (note 4)                                             281,392         258,625           195,771       735,788
  12b-1 expense (note 4)                                                86,592          61,766                --       148,358
  Shareholders' servicing agent fees and expenses                        4,862          32,159               229        37,250
  Custodian's fees and expenses                                         23,466          22,054            16,175        61,695
  Directors' fees and expenses (note 4)                                  2,114           1,328               506         3,948
  Professional fees                                                      3,038           2,724             1,469         7,231
  Shareholders' reports -- printing and mailing expenses                 6,940          11,197             3,251        21,388
  Federal and state registration fees                                    2,366           3,230             4,274         9,870
  Other expenses                                                         4,218           4,674             3,328        12,220
------------------------------------------------------------------------------------------------------------------------------
Total expenses before expense reimbursement                            414,988         397,757           225,003     1,037,748
  Expense reimbursement from investment adviser (note 4)               (28,060)        (42,073)               --       (70,133)
------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                           386,928         355,684           225,003       967,615
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                2,063,055       1,895,382         1,473,714     5,432,151
Net gain (loss) from investment transactions (notes 1 and 2)                --              --                --            --
------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                          $2,063,055      $1,895,382        $1,473,714    $5,432,151
==============================================================================================================================









                                 See accompanying notes to financial statements.

Statement of Operations -- continued
Year ended February 28, 1997

                                                                                     Massachusetts Money Market
                                                                     ----------------------------------------------------------
                                                                     Service Plan Distribution Plan Institutional
                                                                           series            series        series         Total
-------------------------------------------------------------------------------------------------------------------------------
Investment Income

Tax-exempt interest income (note 1)                                    $  990,723        $  913,895    $  151,058    $2,055,676
-------------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fees (note 4)                                                117,258           107,737        17,805       242,800
  12b-1 expense (note 4)                                                   36,759            25,412             -        62,171
  Shareholders' servicing agent fees and expenses                           1,287            34,571           774        36,632
  Custodian's fees and expenses                                            29,751            28,528         4,729        63,008
  Directors' fees and expenses (note 4)                                     1,507             1,621           276         3,404
  Professional fees                                                         8,722             9,968         1,690        20,380
  Shareholders' reports -- printing and mailing expenses                   16,218            31,343           156        47,717
  Federal and state registration fees                                       2,273               978         1,125         4,376
  Other expenses                                                            2,614             2,485           415         5,514
-------------------------------------------------------------------------------------------------------------------------------
Total expenses before expense reimbursement                               216,389           242,643        26,970       486,002
  Expense reimbursement from investment adviser (note 4)                  (55,049)          (94,603)       (2,481)     (152,133)
-------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                              161,340           148,040        24,489       333,869
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                     829,383           765,855       126,569     1,721,807
Net gain (loss) from investment transactions (notes 1 and 2)                 (134)             (365)          (53)         (552)
-------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                             $  829,249        $  765,490    $  126,516    $1,721,255
===============================================================================================================================
                                                                                     See accompanying notes to financial statements.

           ====
           28

                                             Nuveen Municipal Money Market Funds
                                                 February 28, 1997 Annual Report

                                                                                        New York Money Market
                                                                 -----------------------------------------------------------------
                                                                 Service Plan    Distribution Plan   Institutional
                                                                       series               series          series           Total
----------------------------------------------------------------------------------------------------------------------------------
Investment Income
Tax-exempt interest income (note 1)                                   $14,354            $ 975,592            $574       $ 990,520
----------------------------------------------------------------------------------------------------------------------------------

Expenses
   Management fees (note 4)                                             1,671              113,406              66         115,143
   12b-1 expense                                                          133               11,444               -          11,577
   Shareholders' servicing agent fees and expenses                      1,318               32,710              25          34,053
   Custodian's fees and expenses                                          653               44,475              26          45,154
   Directors' fees and expenses (note 4)                                   20                1,372               -           1,392
   Professional fees                                                      248               17,143              11          17,402
   Shareholders' reports -- printing and mailing expenses               1,014               35,929              53          36,996
   Federal and state registration fees                                    182                  649               3             834
   Other expenses                                                          44                2,929               2           2,975
----------------------------------------------------------------------------------------------------------------------------------
Total expenses before expense reimbursement                             5,283              260,057             186         265,526
   Expense reimbursement from investment adviser (note 4)              (2,985)            (104,103)            (95)       (107,183)
----------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                            2,298              155,954              91         158,343
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  12,056              819,638             483         832,177
Net gain (loss) from investment transactions (notes 1 and 2)                -                    -               -               -
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                            $12,056            $ 819,638            $483       $ 832,177
==================================================================================================================================

    ====
    29                           See accompanying notes to financial statements.

Statement of Changes in Net Assets


                                                                           Reserves
                                                                 ------------------------------
                                                                     Year ended     Year ended
                                                                        2/28/97        2/29/96
-----------------------------------------------------------------------------------------------
Operations
Net investment income                                            $   8,865,233   $  10,864,878
Net realized gain (loss) from investment transactions
  (notes 1 and 2)                                                           --              --
-----------------------------------------------------------------------------------------------
Net increase in net assets from operations                           8,865,233      10,864,878
-----------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)                              (8,865,233)    (10,864,878)
-----------------------------------------------------------------------------------------------
Common Share Transactions
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                                   423,698,103     808,776,352
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                               8,439,437      10,240,006
-----------------------------------------------------------------------------------------------
                                                                   432,137,540     819,016,358
-----------------------------------------------------------------------------------------------
Cost of shares redeemed                                           (467,712,524)   (830,960,291)
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from share transactions      (35,574,984)    (11,943,933)
Net assets at the beginning of year                                339,662,464     351,606,397
-----------------------------------------------------------------------------------------------
Net assets at the end of year                                    $ 304,087,480   $ 339,662,464
===============================================================================================


                                 See accompanying notes to financial statements.

                                             Nuveen Municipal Money Market Funds
                                                 February 28, 1997 Annual Report


                                                                                      California Money Market
                                                                 ------------------------------------------------------------------
                                                                                         Year ended 2/28/97
                                                                 ------------------------------------------------------------------
                                                                  Service Plan    Distribution Plan   Institutional
                                                                        series               series          series           Total
-----------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                            $   2,063,055        $   1,895,382   $   1,473,714   $   5,432,151
Net realized gain (loss) from investment transactions
  (notes 1 and 2)                                                            -                    -               -               -
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                           2,063,055            1,895,382       1,473,714       5,432,151
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)                              (2,063,055)          (1,895,382)     (1,473,714)     (5,432,151)
-----------------------------------------------------------------------------------------------------------------------------------
Common Share Transactions
  (at constant net asset value of $1 per share) (note 1)

Net proceeds from sale of shares                                   138,494,313           60,809,468     209,608,538     408,912,319
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                               1,919,782            1,593,201          47,282       3,560,265
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   140,414,095           62,402,669     209,655,820     412,472,584
-----------------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                           (115,829,598)         (77,933,155)   (211,205,458)   (404,968,211)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from share transactions       24,584,497          (15,530,486)     (1,549,638)      7,504,373
Net assets at the beginning of year                                 70,721,933           73,020,093      34,392,205     178,134,231
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                    $  95,306,430        $  57,489,607   $  32,842,567   $ 185,638,604
===================================================================================================================================


                                                                                      California Money Market
                                                                 ------------------------------------------------------------------
                                                                                         Year ended 2/29/96
                                                                 ------------------------------------------------------------------
                                                                  Service Plan    Distribution Plan   Institutional
                                                                        series               series          series           Total
-----------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                            $   1,933,448        $   2,282,992   $   1,255,971   $   5,472,411
Net realized gain (loss) from investment transactions
  (notes 1 and 2)                                                            -                    -               -               -
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                           1,933,448            2,282,992       1,255,971       5,472,411
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)                              (1,933,448)          (2,282,992)     (1,255,971)     (5,472,411)
-----------------------------------------------------------------------------------------------------------------------------------
Common Share Transactions
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of share                                    137,297,132          130,907,267     212,399,556     480,603,955
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                               1,633,671            1,762,239           3,093       3,399,003
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   138,930,803          132,669,506     212,402,649     484,002,958
-----------------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                           (109,980,788)        (126,806,592)   (228,782,833)   (465,570,213)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from share transactions       28,950,015            5,862,914     (16,380,184)     18,432,745
Net assets at the beginning of year                                 41,771,918           67,157,179      50,772,389     159,701,486
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                    $  70,721,933        $  73,020,093   $  34,392,205   $ 178,134,231
===================================================================================================================================


                                 See accompanying notes to financial statements.




                                                                                    Massachusetts Money Market
                                                                  ---------------------------------------------------------------
                                                                                        Year ended 2/28/97
                                                                  ---------------------------------------------------------------
                                                                  Service Plan   Distribution Plan  Institutional
                                                                        series              series         series           Total
---------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                             $    829,383        $    765,855   $    126,569   $   1,721,807
Net realized gain (loss) from investment transactions
  (notes 1 and 2)                                                         (134)               (365)           (53)           (552)
---------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                             829,249             765,490        126,516       1,721,255
---------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)                                (829,249)           (765,490)      (126,516)     (1,721,255)
---------------------------------------------------------------------------------------------------------------------------------
Common Share Transactions
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                                    44,456,256          21,736,601     12,606,653      78,799,510
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                                 897,029             748,887         37,305       1,683,221
---------------------------------------------------------------------------------------------------------------------------------
                                                                    45,353,285          22,485,488     12,643,958      80,482,731
---------------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                            (73,639,600)        (21,681,856)   (12,216,797)   (107,538,253)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from share transactions      (28,286,315)            803,632        427,161     (27,055,522)
Net assets at the beginning of year                                 38,250,579          26,279,242      3,550,179      68,080,000
---------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                     $  9,964,264        $ 27,082,874   $  3,977,340   $  41,024,478
=================================================================================================================================


                                                                                    Massachusetts Money Market
                                                                  ---------------------------------------------------------------
                                                                                        Year ended 2/29/96
                                                                  ---------------------------------------------------------------
                                                                  Service Plan   Distribution Plan  Institutional
                                                                        series              series         series           Total
---------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                             $    970,086        $    770,798   $    106,132   $   1,847,016
Net realized gain (loss) from investment transactions
  (notes 1 and 2)                                                            -                   -              -               -
---------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                             970,086             770,798        106,132       1,847,016
---------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)                                (970,086)           (770,798)      (106,132)     (1,847,016)
---------------------------------------------------------------------------------------------------------------------------------
Common Share Transactions
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                                    77,847,781          24,524,563     16,474,350     118,846,694
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                                 960,638             758,160         46,176       1,764,974
---------------------------------------------------------------------------------------------------------------------------------
                                                                    78,808,419          25,282,723     16,520,526     120,611,668
---------------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                            (68,289,392)        (23,240,661)   (14,005,907)   (105,535,960)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from share transactions       10,519,027           2,042,062      2,514,619      15,075,708
Net assets at the beginning of year                                 27,731,552          24,237,180      1,035,560      53,004,292
---------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                     $ 38,250,579        $ 26,279,242   $  3,550,179   $  68,080,000
=================================================================================================================================

                                 See accompanying notes to financial statements.

                                                                                              Nuveen Municipal Money Market Funds
                                                                                                  February 28, 1997 Annual Report

                                                                                       New York Money Market
                                                                  ---------------------------------------------------------------
                                                                                        Year ended 2/28/97
                                                                  ---------------------------------------------------------------
                                                                  Service Plan   Distribution Plan   Institutional
                                                                        series              series          series          Total
---------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                $  12,056        $    819,638         $   483   $    832,177
Net realized gain (loss) from investment transactions
  (notes 1 and 2)                                                            -                   -               -              -
---------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                              12,056             819,638             483        832,177
---------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)                                 (12,056)           (819,638)           (483)      (832,177)
---------------------------------------------------------------------------------------------------------------------------------
Common Share Transactions
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                                        57,000          12,254,309               -     12,311,309
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                                  11,184             794,185               -        805,369
---------------------------------------------------------------------------------------------------------------------------------
                                                                        68,184          13,048,494               -     13,116,678
---------------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                               (208,572)        (18,564,379)              -    (18,772,951)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from share transactions         (140,388)         (5,515,885)              -     (5,656,273)
Net assets at the beginning of year                                    554,459          31,631,448          16,667     32,202,574
---------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                        $ 414,071        $ 26,115,563         $16,667   $ 26,546,301
=================================================================================================================================

                                                                                       New York Money Market
                                                                  ---------------------------------------------------------------
                                                                                        Year ended 2/29/96
                                                                  ---------------------------------------------------------------
                                                                  Service Plan   Distribution Plan   Institutional
                                                                        series              series          series          Total
---------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                $  16,065        $    968,690         $   533   $    985,288
Net realized gain (loss) from investment transactions
  (notes 1 and 2)                                                            -                   -               -              -
---------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                              16,065             968,690             533        985,288
---------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)                                 (16,065)           (968,690)           (533)      (985,288)
---------------------------------------------------------------------------------------------------------------------------------
Common Share Transactions
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                                       364,272          36,230,907               -     36,595,179
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                                  13,053             942,307               -        955,360
---------------------------------------------------------------------------------------------------------------------------------
                                                                       377,125          37,173,214               -     37,550,539
---------------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                               (462,939)        (35,339,438)              -    (35,802,377)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from share transactions          (85,614)          1,833,776               -      1,748,162
Net assets at the beginning of year                                    640,073          29,797,672          16,667     30,454,412
---------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                        $ 554,459        $ 31,631,448         $16,667   $ 32,202,574
=================================================================================================================================


See accompanying notes to financial statements.

Notes to Financial Statements


1. General Information and Significant Accounting Policies
At February 28, 1997, the money market Funds (the "Funds") covered in this report are Nuveen Tax-Free Reserves, Inc., a nationally diversified Fund, Nuveen California Tax-Free Fund, Inc. (comprising the Nuveen California Tax-Free Money Market Fund) and Nuveen Tax-Free Money Market Fund, Inc. (comprising the Nuveen Massachusetts and New York Tax-Free Money Market Funds).

The Funds are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies. Each Fund invests in tax-exempt money market instruments. Shares of the state Funds are issued in three series:
(1) the "Service Plan" series intended for purchase by or through banks and other organizations who have agreed to perform certain services for their customers who are shareholders of this series of the Fund, (2) the "Distribution Plan" series intended for purchase by or through securities dealers who have agreed to perform distribution and administrative services for their customers who are shareholders of this series of the Fund and (3) the "Institutional" series intended for purchase by trustees, bank trust departments and investment bankers or advisers.

Each Fund issues its own shares at net asset value, which the Fund will seek to maintain at $1.00 per share, without a sales charge.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation
Investments in each of the Funds consist of short-term municipal securities maturing within one year from the date of acquisition. Securities with a maturity of more than one year in all cases have variable rate and demand features qualifying them as short-term securities and are traded and valued at amortized cost. On a dollar-weighted basis, the average maturity of all such securities must be 90 days or less (at February 28, 1997, the dollar-weighted average life was 33 days for Reserves, 22 days for California Money Market, 48 days for Massachusetts Money Market and 47 days for New York Money Market).

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their purchase commitments. At February 28, 1997, there were no such purchase commitments in any of the Funds.

Interest Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts.

                                             Nuveen Municipal Money Market Funds
                                                 February 28, 1997 Annual Report


Dividends and Distributions to Shareholders
Tax-exempt net investment income, adjusted for realized short-term gains and losses on investment transactions, is declared as a dividend to shareholders of record as of the close of each business day and payment is made or reinvestment is credited to shareholder accounts after month-end.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its tax-exempt net investment income, including any net realized capital gains from investment transactions. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes for the California, Massachusetts and New York Money Market Funds, to retain such tax-exempt status when distributed to the shareholders of the Funds. All income dividends paid during the fiscal year ended February 28, 1997, have been designated Exempt Interest Dividends.

Insurance Commitments
The Funds have obtained commitments (each a "Commitment") from Municipal Bond Investors Assurance Corporation ("MBIA") with respect to certain designated bonds held by the Funds for which credit support is furnished by banks ("Approved Banks") approved by MBIA under its established credit approval standards. Under the terms of a Commitment, if a Fund were to determine that certain adverse circumstances relating to the financial condition of the Approved Banks had occurred, the Fund could cause MBIA to issue a "while-in-fund" insurance policy covering the underlying bonds; after time and subject to further terms and conditions, the Fund could obtain from MBIA an "insured-to-maturity" insurance policy as to the covered bonds. Each type of insurance policy would insure payment of interest on the bonds and payment of principal at maturity. Although such insurance would not guarantee the market value of the bonds or the value of the Funds' shares, the Funds believe that their ability to obtain insurance for such bonds under such adverse circumstances will enable the Funds to hold or dispose of such bonds at a price at or near their par value.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended February 28, 1997.

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

2. Securities Transactions
Purchases and sales (including maturities) of investment securities during the fiscal year ended February 28, 1997, were as follows:


                            Reserves            CA            MA           NY
-----------------------------------------------------------------------------
Purchases               $871,686,296  $403,699,606  $148,958,093  $41,915,309
Sales and Maturities     904,765,000   395,942,000   179,764,679   47,958,387
-----------------------------------------------------------------------------

At February 28, 1997, the cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for all Funds.

3. Composition of Net Assets
At February 28, 1997, the Funds had common stock authorized at $.01 par value per share. The composition of net assets as well as the number of authorized shares were as follows:

                                      Reserves                  CA                  MA                  NY
----------------------------------------------------------------------------------------------------------
Capital paid in:
  Service Plan series           $            -      $   95,306,430      $    9,964,264      $      414,071
  Distribution Plan series                   -          57,489,607          27,082,874          26,115,563
  Institutional series                       -             842,567           3,977,340              16,667
----------------------------------------------------------------------------------------------------------
Net assets                      $  304,087,480      $  185,638,604      $   41,024,478      $   26,546,301
----------------------------------------------------------------------------------------------------------
Authorized shares                2,000,000,000       2,350,000,000       2,500,000,000       2,500,000,000
----------------------------------------------------------------------------------------------------------

4. Management Fee and Other Transactions with Affiliates
Under the Funds' investment management agreements with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of the John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net asset value of each Fund:

                                                         Management fees
                                               ------------------------------------
Average daily net asset value                   Reserves                 CA, MA, NY
-----------------------------------------------------------------------------------
For the first $500 million                     .500 of 1%                .400 of 1%
For the next $500 million                      .475 of 1                 .375 of 1
For net assets over $1 billion                 .450 of 1                 .350 of 1
-----------------------------------------------------------------------------------

Also, pursuant to a distribution agreement with the Funds, John Nuveen & Co. Incorporated (the "Distributor"), a wholly owned subsidiary of the John Nuveen Company, pays sales and promotion expenses in connection with the offering of Fund shares. The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 and a Service Plan pursuant to which the Distribution Plan series and the Service Plan series and the Distributor pay, in equal amounts, fees to securities dealers and service organizations for services rendered in the distribution of shares of the Funds or the servicing of shareholder accounts. For Reserves, total service payments to such securities dealers and organizations on an

                                             Nuveen Municipal Money Market Funds
                                                 February 28, 1997 Annual Report



annualized basis range from .1 of 1% to .2 of 1% of the average daily net asset value of serviced accounts up to $10 million and .3 of 1% for such assets over $10 million. For the California, Massachusetts and New York Money Market Funds, total service payments to such securities dealers and organizations are .25 of 1% per year of the average daily net asset value of serviced accounts.

The management fee is reduced by, or the Adviser assumes certain expenses of each Fund, in an amount necessary to prevent the total expenses of each Fund (including the management fee and each Fund's share of service payments under the Distribution and Service Plans, but excluding interest, taxes, fees incurred in acquiring and disposing of portfolio securities and, to the extent permitted, extraordinary expenses) in any fiscal year from exceeding .75 of 1% of the average daily net asset value of Reserves, and .55 of 1% of the average daily net asset value of the California, Massachusetts and New York Money Market Funds.

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Funds pay no compensation directly to their Directors who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

5. Investment Composition
Each Fund invests in municipal securities which include general obligation and revenue bonds. At February 28, 1997, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:

                                                    Reserves    CA    MA    NY
-------------------------------------------------------------------------------
Revenue Bonds:
  Pollution Control Facilities                            30%    4%   11%   33%
  Health Care Facilities                                  25    24    19    16
  Educational Facilities                                   4     -    23     7
  Housing Facilities                                       5    21     7     7
  Water/Sewer Facilities                                   2    18     5     -
  Lease Rental Facilities                                  -    10     -     -
  Electric Utilities                                       4     7     -     -
  Transportation                                           2     -     5     -
  Other                                                   12     1     -    10
General Obligation Bonds                                  13    15    30    27
Escrowed Bonds                                             3     -     -     -
-------------------------------------------------------------------------------
                                                         100%  100%  100%  100%
-------------------------------------------------------------------------------

In addition, certain temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third-party domestic or foreign banks or other institutions (94% for Reserves, 97% for California Money Market, 80% for Massachusetts Money Market and 84% for New York Money Market) (see note 1).

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

                             Financial Highlights

             Financial Highlights


             Selected data for a share outstanding throughout each period is as follows.

                                                Income from
                                           Investment Operations              Less Distributions
                                         -------------------------         -------------------------


                                                               Net
                                    Net               realized and          Dividends                           Net         Total
                                  asset                 unrealized          from tax-                         asset        return
                                  value         Net    gain (loss)         exempt net  Distributions          value        on net
                              beginning  investment           from         investment   from capital         end of         asset
RESERVES                      of period     income*    investments             income          gains         period         value
----------------------------------------------------------------------------------------------------------------------------------

Year ended,
  2/28/97                        $1.000       $.029         $    -            $(.029)         $    -         $1.000          2.87%
  2/29/96                         1.000        .032              -             (.032)              -          1.000          3.23
  2/28/95                         1.000        .025              -             (.025)              -          1.000          2.46
  2/28/94                         1.000        .018              -             (.018)              -          1.000          1.84
  2/28/93                         1.000        .023              -             (.023)              -          1.000          2.34
5 months ended 2/29/92            1.000        .015              -             (.015)              -          1.000          1.45

Year ended,
  9/30/91                         1.000        .046              -             (.046)              -          1.000          4.57
  9/30/90                         1.000        .055              -             (.055)              -          1.000          5.45
  9/30/89                         1.000        .057              -             (.057)              -          1.000          5.70
  9/30/88                         1.000        .045              -             (.045)              -          1.000          4.52
----------------------------------------------------------------------------------------------------------------------------------

          * Reflects the waiver of certain management fees and reimbursement of certain other expenses by the Adviser, if applicable (see note 4 of the Notes to Financial Statements).

          ** Effective for the fiscal year ended June 30, 1991, and thereafter, the Fund has presented the per share data by series.

          *** Effective for the fiscal year ended April 30, 1991, and thereafter, the Fund has presented the per share data by series.

          +    Annualized.

          ++ Represents combined per share data and ratios for the Service Plan, Distribution Plan and Institutional series.

                                             Nuveen Municipal Money Market Funds
                                                 February 28, 1997 Annual Report

                      Ratios/Supplemental Data
--------------------------------------------------------------------

                                    Ratio                      Ratio
                                   of net                     of net
                    Ratio of   investment      Ratio of   investment
                    expenses    income to      expenses    income to
                  to average      average    to average      average
                  net assets   net assets    net assets   net assets
    Net assets        before       before         after        after
 end of period    reimburse-   reimburse-    reimburse-   reimburse-
(in thousands)          ment         ment         ment*        ment*
--------------------------------------------------------------------

      $304,087           .80%        2.82%         .75%        2.87%
       339,662           .79         3.18          .75         3.22
       351,606           .78         2.40          .75         2.43
       404,201           .80         1.78          .75         1.83
       450,746           .74         2.35          .74         2.35
       477,127           .75+        3.48+         .75+        3.48+
       451,808           .72         4.56          .72         4.56
       430,206           .73         5.45          .73         5.45
       390,258           .72         5.69          .72         5.69
       409,653           .73         4.52          .73         4.52
--------------------------------------------------------------------



                                               Income from
                                           Investment Operations          Less Distributions
                                         -------------------------    ---------------------------
                                                               Net
                                    Net               realized and     Dividends                        Net     Total
                                  asset                 unrealized          from                      asset    return
                                  value         Net    gain (loss)    tax-exempt    Distributions     value    on net
                              beginning  investment           from    investment     from capital    end of     asset
CALIFORNIA**                  of period     income*    investments        income            gains    period     value
---------------------------------------------------------------------------------------------------------------------

Year ended 2/28/97
  Service Plan series            $1.000       $.029    $         -       $(.029)    $           -    $1.000      2.94%
  Distribution Plan series        1.000        .029              -        (.029)                -     1.000      2.94
  Institutional series            1.000        .030              -        (.030)                -     1.000      3.02
Year ended 2/29/96
  Service Plan series             1.000        .033              -        (.033)                -     1.000      3.32
  Distribution Plan series        1.000        .033              -        (.033)                -     1.000      3.31
  Institutional series            1.000        .034              -        (.034)                -     1.000      3.40
Year ended 2/28/95
  Service Plan series             1.000        .026              -        (.026)                -     1.000      2.59
  Distribution Plan series        1.000        .026              -        (.026)                -     1.000      2.60
  Institutional series            1.000        .027              -        (.027)                -     1.000      2.69
Year ended 2/28/94
  Service Plan series             1.000        .019              -        (.019)                -     1.000      1.94
  Distribution Plan series        1.000        .019              -        (.019)                -     1.000      1.92
  Institutional series            1.000        .021              -        (.021)                -     1.000      2.07
Year ended 2/28/93
  Service Plan series             1.000        .023              -        (.023)                -     1.000      2.28
  Distribution Plan series        1.000        .023              -        (.023)                -     1.000      2.29
  Institutional series            1.000        .024              -        (.024)                -     1.000      2.36
8 months ended 2/29/92
  Service Plan series             1.000        .024              -        (.024)                -     1.000      2.39
  Distribution Plan series        1.000        .024              -        (.024)                -     1.000      2.39
  Institutional series            1.000        .025              -        (.025)                -     1.000      2.45
Year ended 6/30/91
  Service Plan series             1.000        .047              -        (.047)                -     1.000      4.70
  Distribution Plan series        1.000        .047              -        (.047)                -     1.000      4.70
  Institutional series            1.000        .048              -        (.048)                -     1.000      4.80
Year ended,
  6/30/90++                       1.000        .054              -        (.054)                -     1.000      5.37
  6/30/89++                       1.000        .056              -        (.056)                -     1.000      5.62
  6/30/88++                       1.000        .043              -        (.043)                -     1.000      4.28
---------------------------------------------------------------------------------------------------------------------

             See notes on page 40.

                                             Nuveen Municipal Money Market Funds
                                                 February 28, 1997 Annual Report



                     Ratios/Supplemental Data
-------------------------------------------------------------------

                                    Ratio                     Ratio
                                   of net                    of net
                    Ratio of   investment     Ratio of   investment
                    expenses    income to     expenses    income to
                  to average      average   to average      average
                  net assets   net assets   net assets   net assets
    Net assets        before       before        after        after
 end of period    reimburse-   reimburse-   reimburse-   reimburse-
(in thousands)          ment         ment        ment*        ment*
-------------------------------------------------------------------
      $ 95,306          .59%        2.89%         .55%        2.93%
        57,490          .61         2.87          .55         2.93
        32,843          .46         3.01          .46         3.01
        70,722          .56         3.28          .54         3.30
        73,020          .62         3.23          .55         3.30
        34,392          .46         3.39          .46         3.39
        41,772          .59         2.15          .55         2.19
        67,157          .64         2.47          .55         2.56
        50,772          .47         2.74          .47         2.74
       415,238          .53         1.94          .53         1.94
        72,380          .73         1.74          .55         1.92
        32,299          .41         2.06          .41         2.06
       469,812          .57         2.24          .55         2.26
        80,652          .62         2.19          .55         2.26
        24,156          .47         2.33          .47         2.33
       478,886          .56+        3.53+         .55+        3.54+
        91,670          .61+        3.48+         .55+        3.54+
        18,334          .45+        3.64+         .45+        3.64+
       431,590          .57         4.65          .55         4.67
        90,031          .61         4.61          .55         4.67
        22,342          .45         4.77          .45         4.77
       452,465          .59         5.34          .55         5.38
       362,927          .57         5.68          .55         5.70
       207,897          .59         4.27          .55         4.31
-------------------------------------------------------------------


                                                               Income from
                                                           Investment Operations               Less Distributions
                                                      -----------------------------      -----------------------------


                                                                                Net
                                               Net                     realized and       Dividends                          Net
                                             asset                       unrealized            from                        asset
                                             value             Net       gain (loss)     tax-exempt      Distributions     value
                                         beginning      investment             from      investment       from capital     end of
                                         of period          income*     investments          income              gains     period
-----------------------------------------------------------------------------------------------------------------------------------

Year ended 2/28/97
  Service Plan series                      $1.000           $.028            $   -        $(.028)             $   -        $1.000
  Distribution Plan series                  1.000            .028                -         (.028)                 -         1.000
  Institutional series                      1.000            .028                -         (.028)                 -         1.000

Year ended 2/29/96
  Service Plan series                       1.000            .032                -         (.032)                 -         1.000
  Distribution Plan series                  1.000            .032                -         (.032)                 -         1.000
  Institutional series                      1.000            .032                -         (.032)                 -         1.000

Year ended 2/28/95
  Service Plan series                       1.000            .025                -         (.025)                 -         1.000
  Distribution Plan series                  1.000            .025                -         (.025)                 -         1.000
  Institutional series                      1.000            .026                -         (.026)                 -         1.000

Year ended 2/28/94
   Service Plan series                      1.000            .018                -         (.018)                 -         1.000
   Distribution Plan series                 1.000            .017                -         (.017)                 -         1.000
   Institutional series                     1.000            .018                -         (.018)                 -         1.000

Year ended 2/28/93
   Service Plan series                      1.000            .023                -         (.023)                 -         1.000
   Distribution Plan series                 1.000            .023                -         (.023)                 -         1.000
   Institutional series                     1.000            .023                -         (.023)                 -         1.000

Year ended 2/29/92
   Service Plan series                      1.000            .032                -         (.032)                 -         1.000
   Distribution Plan series                 1.000            .032                -         (.032)                 -         1.000
   Institutional series                     1.000            .032                -         (.032)                 -         1.000

Year ended 4/30/91
   Service Plan series                      1.000            .053                -         (.053)                 -         1.000
   Distribution Plan series                 1.000            .053                -         (.053)                 -         1.000
   Institutional series                     1.000            .053                -         (.053)                 -         1.000

Year ended,
   4/30/90++                                1.000            .057                -         (.057)                 -         1.000
   4/30/89++                                1.000            .050                -         (.050)                 -         1.000
   4/30/88++                                1.000            .043                -         (.043)                 -         1.000



                                             Total
                                            return
                                            on net
                                             asset
MASSACHUSETTS****                            value
-----------------------------------------------------------------------------------------------------------------------------------
Year ended 2/28/97
  Service Plan series                        2.84%
  Distribution Plan series                   2.84
  Institutional series                       2.84

Year ended 2/29/96
  Service Plan series                        3.17
  Distribution Plan series                   3.17
  Institutional series                       3.18

Year ended 2/28/95
  Service Plan series                        2.53
  Distribution Plan series                   2.53
  Institutional series                       2.61

Year ended 2/28/94
   Service Plan series                       1.77
   Distribution Plan series                  1.74
   Institutional series                      1.80

Year ended 2/28/93
   Service Plan series                       2.33
   Distribution Plan series                  2.33
   Institutional series                      2.34

Year ended 2/29/92
   Service Plan series                       3.22
   Distribution Plan series                  3.22
   Institutional series                      3.24

Year ended 4/30/91
   Service Plan series                       5.30
   Distribution Plan series                  5.30
   Institutional series                      5.30

Year ended,
   4/30/90++                                 5.70
   4/30/89++                                 5.00
   4/30/88++                                 4.29
------------------------------------------------------------------------------------------------------------------------------------

                       See notes on page 40

                                                                                                 Nuveen Municipal Money Market Funds
                                                                                                     February 28, 1997 Annual Report




                                   Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------
                                                  Ratio                                      Ratio
                                                 of net                                     of net
                            Ratio of         investment             Ratio of            investment
                            expenses          income to             expenses             income to
                          to average            average           to average               average
                          net assets         net assets           net assets            net assets
        Net assets            before             before               before                before
     end of period        reimburse-         reimburse-           reimburse-            reimburse-
    (in thousands)              ment               ment                 ment*                 ment*
----------------------------------------------------------------------------------------------------

          $ 9,964               .74%               2.64%                 .55%                 2.83%
           27,083               .90                2.49                  .55                  2.84
            3,977               .61                2.78                  .55                  2.84

           38,251               .63                3.06                  .55                  3.14
           26,279               .84                2.87                  .55                  3.16
            3,550               .57                3.12                  .54                  3.15

           27,732               .61                2.49                  .55                  2.55
           24,237               .82                2.28                  .55                  2.55
            1,036               .47                2.63                  .47                  2.63

           38,576               .55                1.88                  .52                  1.91
           27,773               .76                1.67                  .55                  1.88
            3,406               .49                1.93                  .49                  1.93


           40,214               .73                2.16                  .55                  2.34
           27,993               .82                2.07                  .55                  2.34
            5,325               .58                2.31                  .55                  2.34


           61,476               .62+               3.73+                 .55+                 3.80+
           34,509               .72+               3.63+                 .55+                 3.80+
            8,917               .53                3.82+                 .53+                 3.82+

           37,979               .68                5.12                  .55                  5.25
           33,809               .76                5.04                  .55                  5.25
           14,973               .54                5.26                  .54                  5.26

           53,631               .74                5.48                  .55                  5.67
           31,319               .76                4.97                  .55                  5.18
           35,614               .75                4.03                  .48                  4.30
----------------------------------------------------------------------------------------------------

                                                  Income from
                                             Investment Operations           Less Distributions
                                           --------------------------    ---------------------------
                                                                  Net
                                    Net                  realized and     Dividends                        Net     Total
                                  asset                    unrealized          from                      asset    return
                                  value           Net     gain (loss)    tax-exempt    Distributions     value    on net
                              beginning    investment            from    investment     from capital    end of     asset
NEW YORK***                   of period       income*     investments        income            gains    period     value
-------------------------------------------------------------------------------------------------------------------------
Year ended 2/28/97
  Service Plan series            $1.000         $.029           $   -        $(.029)           $   -    $1.000      2.90%
  Distribution Plan series        1.000          .029               -         (.029)               -     1.000      2.90
  Institutional series            1.000          .029               -         (.029)               -     1.000      2.90

Year ended 2/29/96
  Service Plan series             1.000          .032               -         (.032)               -     1.000      3.20
  Distribution Plan series        1.000          .032               -         (.032)               -     1.000      3.20
  Institutional series            1.000          .032               -         (.032)               -     1.000      3.20

Year ended 2/28/95
  Service Plan series             1.000          .024               -         (.024)               -     1.000      2.36
  Distribution Plan series        1.000          .024               -         (.024)               -     1.000      2.37
  Institutional series            1.000          .023               -         (.023)               -     1.000      2.28

Year ended 2/28/94
  Service Plan series             1.000          .015               -         (.015)               -     1.000      1.51
  Distribution Plan series        1.000          .015               -         (.015)               -     1.000      1.51
  Institutional series            1.000          .015               -         (.015)               -     1.000      1.51

Year ended 2/28/93
  Service Plan series             1.000          .020               -         (.020)               -     1.000      2.02
  Distribution Plan series        1.000          .020               -         (.020)               -     1.000      2.02
  Institutional series            1.000          .020               -         (.020)               -     1.000      2.02

10 months ended 2/29/92
  Service Plan series             1.000          .029               -         (.029)               -     1.000      2.94
  Distribution Plan series        1.000          .029               -         (.029)               -     1.000      2.94
  Institutional series            1.000          .030               -         (.030)               -     1.000      2.97

Year ended 4/30/91
  Service Plan series             1.000          .047               -         (.047)               -     1.000      4.73
  Distribution Plan series        1.000          .047               -         (.047)               -     1.000      4.73
  Institutional series            1.000          .047               -         (.047)               -     1.000      4.73

Year ended,
  4/30/90++                       1.000          .054               -         (.054)               -     1.000      5.36
  4/30/89++                       1.000          .050               -         (.050)               -     1.000      4.95
  4/30/88++                       1.000          .041               -         (.041)               -     1.000      4.10
-------------------------------------------------------------------------------------------------------------------------

See notes on page 40.

                                             Nuveen Municipal Money Market Funds
                                                 February 28, 1997 Annual Report


                                                            Ratios/Supplemental Data
                              -------------------------------------------------------------------------------------
                                                 Ratio of net                       Ratio of net
                                    Ratio of       investment         Ratio of        investment
                                 expenses to        income to      expenses to         income to
                                  Net assets      average net      average net       average net       average net
                               end of period    assets before    assets before      assets after      assets after
NEW YORK***                   (in thousands)    reimbursement    reimbursement    reimbursement*    reimbursement*
-------------------------------------------------------------------------------------------------------------------
Year ended 2/28/97
  Service Plan series                $   414             1.27%            2.17%              .55%             2.89%
  Distribution Plan series            26,116              .92             2.52               .55              2.89
  Institutional series                    17             1.12             2.33               .55              2.90

Year ended 2/29/96
  Service Plan series                    554             1.92             1.82               .55              3.19
  Distribution Plan series            31,631              .94             2.80               .55              3.19
  Institutional series                    17             1.38             2.37               .55              3.20

Year ended 2/28/95
  Service Plan series                    640              .95             1.98               .55              2.38
  Distribution Plan series            29,798              .79             2.14               .55              2.38
  Institutional series                    17             2.14              .79               .55              2.38

Year ended 2/28/94
  Service Plan series                    557             1.49              .69               .55              1.63
  Distribution Plan series            27,886              .78             1.40               .55              1.63
  Institutional series                    17             4.60            (2.42)              .55              1.63

Year ended 2/28/93
  Service Plan series                    529             1.17             1.42               .55              2.04
  Distribution Plan series            34,827              .78             1.81               .55              2.04
  Institutional series                    17            19.33           (16.59)              .55              2.19

10 months ended 2/29/92
  Service Plan series                  1,934              .87+            3.19+              .55+             3.51+
  Distribution Plan series            45,259              .71+            3.35+              .55+             3.51+
  Institutional series                    17            11.89+           (7.83)+             .55+             3.51+

Year ended 4/30/91
  Service Plan series                  1,653              .88             4.39               .55              4.72
  Distribution Plan series            41,446              .69             4.58               .55              4.72
  Institutional series                    17              .62             4.65               .55              4.72

Year ended,
  4/30/90++                           41,602              .71             5.18               .55              5.34
  4/30/89++                           30,262              .86             4.74               .55              5.05
  4/30/88++                           17,016             1.03             3.54               .50              4.07
-------------------------------------------------------------------------------------------------------------------

Report of Independent Public Accountants



To the Board of Directors and Shareholders of Nuveen Tax-Free Reserves, Inc.
Nuveen California Tax-Free Fund, Inc.
Nuveen Tax-Free Money Market Fund, Inc.:

We have audited the accompanying statements of net assets of Nuveen Tax-Free Reserves, Inc. (a Maryland Corporation), Nuveen California Tax-Free Fund, Inc. (comprising the Nuveen California Tax-Free Money Market Fund) (a Maryland Corporation) and Nuveen Tax-Free Money Market Fund, Inc. (comprising the Nuveen Massachusetts and New York Tax-Free Money Market Funds) (a Minnesota Corporation), including the portfolios of investments, as of February 28, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the net assets of each of the respective funds constituting Nuveen Tax-Free Reserves, Inc., Nuveen California Tax-Free Fund, Inc. and Nuveen Tax-Free Money Market Fund, Inc. as of February 28, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon in conformity with generally accepted accounting principles.



ARTHUR ANDERSEN LLP

Chicago, Illinois
April 11, 1997

Nuveen California Tax-Free Money Market Fund
February 28, 1997 Annual Report

                           California
                           Shareholder Meeting Report


                           On February 28, 1997, the Nuveen California Tax-Free Money Market Fund held a Special Meeting of Shareholders. At that meeting, shareholders approved the following matters:

                                           Service   Distribution  Institutional
                                         Portfolio      Portfolio      Portfolio
--------------------------------------------------------------------------------
Election of the Fund's
Board of Directors
--------------------------------------------------------------------------------
 (A)  Bremner            For            61,177,310     19,108,011     45,291,091
                         Withhold              760        113,460         40,798
                         -------------------------------------------------------
                         Total          61,178,070     19,221,471     45,331,889
--------------------------------------------------------------------------------
 (B)  Brown              For            61,177,310     19,108,440     45,291,091
                         Withhold              760        113,031         40,798
                         -------------------------------------------------------
                         Total          61,178,070     19,221,471     45,331,889
--------------------------------------------------------------------------------
 (C)  Dean               For            61,177,310     19,108,440     45,291,091
                         Withhold              760        113,031         40,798
                         -------------------------------------------------------
                         Total          61,178,070     19,221,471     45,331,889
--------------------------------------------------------------------------------
 (D)  Impellizzeri       For            61,177,310     19,076,491     45,291,091
                         Withhold              760        144,980         40,798
                         -------------------------------------------------------
                         Total          61,178,070     19,221,471     45,331,889
--------------------------------------------------------------------------------
 (E)  Rosenheim          For            61,177,310     19,076,919     45,291,091
                         Withhold              760        144,552         40,798
                         -------------------------------------------------------
                         Total          61,178,070     19,221,471     45,331,889
--------------------------------------------------------------------------------
 (F)  Sawers             For            61,177,310     19,108,440     45,291,091
                         Withhold              760        113,031         40,798
                         -------------------------------------------------------
                         Total          61,178,070     19,221,471     45,331,889
--------------------------------------------------------------------------------
 (G)  Schneider          For            61,177,310     19,108,011     45,291,091
                         Withhold              760        113,460         40,798
                         -------------------------------------------------------
                         Total          61,178,070     19,221,471     45,331,889
--------------------------------------------------------------------------------
 (H)  Schwertfeger       For            61,177,310     19,108,440     45,291,091
                         Withhold              760        113,031         40,798
                         -------------------------------------------------------
                         Total          61,178,070     19,221,471     45,331,889
--------------------------------------------------------------------------------


                            Shareholder Information


Nuveen Family of Mutual Funds

Nuveen offers a variety of funds designed to help you reach your financial goals. The funds below are grouped by investment objectives.

Growth and Income Funds

Growth and Income Stock Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund

Municipal Bond Funds

National Funds/1/

State Funds
Alabama            Michigan
Arizona            Missouri
California/2/      New Jersey/3/
Colorado           New Mexico
Connecticut        New York/2/
Florida/3/         North Carolina
Georgia            Ohio
Kansas             Pennsylvania
Kentucky/4/        South Carolina
Louisiana          Tennessee
Maryland           Virginia
Massachusetts/2/   Wisconsin

1.  Long-term, insured long-term, intermediate-term and limited-term portfolios.
2.  Long-term and insured long-term portfolios.
3.  Long-term and intermediate-term portfolios.
4.  Long-term and limited-term portfolios.


To purchase additional shares of your Nuveen Money Market Fund, contact your financial adviser. If you would like to add to your current investment on a monthly or semi-annual basis, you can sign up for Nuveen's systematic investing program, which allows you to invest a fixed dollar amount every month automatically.

You can also invest automatically through dividend reinvestment. By reinvesting your fund's dividends back into the fund, you give your investment the added growth potential of long-term compounding.

For more information on the service options listed above, call your adviser, or Nuveen at (800) 621-7227.

                               Fund Information


Board of Directors
Robert P. Bremner

Lawrence H. Brown

Anthony T. Dean

Anne E. Impellizzeri

Margaret K. Rosenheim

Peter R. Sawers

William J. Schneider

Timothy R. Schwertfeger


Fund Manager
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606


Custodian
The Chase Manhattan Bank
4 New York Plaza
New York, NY 10004-2413


Transfer Agent, Shareholder Services and Dividend Disbursing Agent Shareholder Services, Inc.
Nuveen Investor Services
P.O. Box 5330
Denver, CO 80217-5330

(800) 621-7227


Legal Counsel
Fried, Frank, Harris, Shriver
  & Jacobsen
Washington, D.C.


Public Accountants
Arthur Andersen LLP
Chicago, Illinois

                               Serving Investors
                                for Generations

                   [PHOTO OF JOHN NUVEEN, SR. APPEARS HERE]

Since our founding in 1898, John Nuveen & Co. has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for mature investors whose portfolios are the principal source of their ongoing financial security. More than 1.3 million investors have entrusted Nuveen to help them maintain the lifestyle they currently enjoy.

A value investing approach -- purchasing securities of strong companies and communities that represent good long-term value -- is the cornerstone of Nuveen's investment philosophy. It is a careful, long-term strategy that offers the potential for attractive returns with moderated risk. Successful value investing begins with in-depth research and a discerning eye for marketplace opportunity. Nuveen's team of investment professionals is backed by the discipline, resources and expertise of almost a century of investment experience, including one of the most recognized research departments in the industry.

To meet the unique circumstances and financial planning needs of mature investors, Nuveen offers a wide array of taxable and tax-free investment products -- including equity and fixed-income mutual funds, unit trusts, exchange-traded funds, individual managed account services, and cash management products.

To find out more about how Nuveen investment products and services can help you preserve your financial security, talk with your financial adviser, or call us at (800) 621-7227 for more information, including a prospectus where applicable. Please read that information carefully before you invest.

NUVEEN

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL  60606-1286
(800) 621-7227


                                                                      MAN-1-4.97